Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 14,024	$ 1,975	¥ 14,287
Allowance for credit losses	(3,176)	(447)	(2,554)	$ (360)	¥ (2,069)	¥ (1,320)
Accounts receivable, net	¥ 10,848	$ 1,528	¥ 11,733